Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2018
Disclosure Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements
3.	RECENT ACCOUNTING PRONOUNCEMENTS

New accounting pronouncements - not yet effective

IFRS 16, Leases

In 2016, the IASB issued IFRS 16, Leases (“IFRS 16”) replacing IAS 17, Leases (“IAS 17”) and related interpretations. The standard introduces a single lease accounting model for lessees that requires on-balance sheet recognition and measurement. Lessees are required to recognize right-of-use assets representing the right to use the underlying assets and a lease liability representing the obligation to make lease payments. At the commencement date of a lease, a lessee will measure the present value of in substance fixed future lease payments as right-of-use assets and lease liabilities. Lessees will be required to recognize the interest expense related to recognizing the lease liability and the depreciation expense on the right-of-use asset. IFRS 16 substantially carries forward the lessor accounting requirements from IAS 17.

IFRS 16 became effective for the Corporation on January 1, 2019 for reporting periods after that date. The Corporation intends to adopt the standard by applying the requirements of the standard retrospectively with the cumulative effects of initial application recorded in opening retained earnings as at January 1, 2019 using a modified retrospective approach with no restatement of the comparative period.

The Corporation will make use of the practical expedient available on transition to IFRS 16, that does not require it to reassess whether a past contract is or contains a lease. Accordingly, the definition of a lease in accordance with IAS 17 and related interpretations will continue to apply to the Corporation’s leases entered into or modified before January 1, 2019. The Corporation will also elect to use the exemptions provided by the standard on lease contracts with durations of 12 months or less as of the date of initial application and for leases of underlying assets with low value. Under IFRS 16, right-of-use assets will be tested for impairment in accordance with IAS 36. This will replace the previous requirement to recognize a provision for onerous lease contracts. However, as a transition practical expedient, the Corporation elected to rely on the assessment of whether leases are onerous by applying IAS 37, Provisions, Contingent Liabilities and Contingent Assets immediately before the date of initial application as an alternative to performing an impairment review.

In preparation for the first-time adoption of IFRS 16, the Corporation has also carried out an implementation project which has led management to conclude that that the new definition in IFRS 16 will not change significantly the scope of contracts that meet the definition of a lease for the Corporation.

On initial application of IFRS 16, for all leases for which the Corporation is a lessee, the Corporation expects to recognize a right-of-use asset in the range of $54.0 million to $58.0 million and a corresponding lease liability in the range of $57.0 million to $61.0 million in the consolidated statements of financial position, initially measured at the present value of the future lease payments.

Subsequent to initial application of IFRS 16, there will be a decrease in rent expense and an increase in depreciation and net finance charges. For short-term leases and leases of low-value assets, the Corporation will opt to recognize a lease expense on a straight-line basis as permitted by IFRS 16. For the year ending December 31, 2019, the corporation currently expects an decrease to net (loss) earnings in the form of a reduction to operating rental expenses of between $14.0 million and $16.0 million and an increase in depreciation expenses of between $12.5 million to $14.5 million, each as reported in general and administrative expenses on the consolidated statements of (loss) earnings as well as an increase to interest accretion expense of between $1.5 million to $2.5 million reported in net financing charges on the consolidated statements of (loss) earnings.

At the date of finalizing these consolidated financial statements, management are completing their reviews across certain non-material contracts. Some of these contracts may be identified as leases under IFRS 16 and if so, the right of use asset and lease liability may increase accordingly. As the corporation has no finance leases, there will be no impact as a result of the adoption of IFRS 16 with respect to the same.

International Financial Reporting Interpretations Committee 23, Uncertainty over Income Tax Treatments (“IFRIC 23”)

In June 2017, the IASB published IFRIC 23, effective for annual periods beginning on or after January 1, 2019. The interpretation requires an entity to assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings and to exercise judgment in determining whether each tax treatment should be considered independently or whether some tax treatments should be considered together. The decision should be based on which approach provides better predictions of the resolution of the uncertainty. An entity also has to consider whether it is probable that the relevant authority will accept each tax treatment, or group of tax treatments, assuming that the taxation authority with the right to examine any amounts reported to it will examine those amounts and will have full knowledge of all relevant information when doing so.

The Corporation intends to adopt the interpretation by applying the requirements retrospectively with the cumulative effects of initial application recorded in opening retained earnings as at January 1, 2019 using a modified retrospective approach with no restatement of the comparative period. The Corporation believes that the adoption of the interpretation will not have a material impact to the consolidated financial statements.